UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-08613

                       OPPENHEIMER TRINITY LARGE CAP GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

of 2002. As a result of these disappointments, the Fund's technology holdings delivered weaker total returns than the technology component of the S&P 500/BARRA Growth Index. Relatively weak performance among utilities holdings, especially Verizon Communications, Inc., which fell roughly 6% after it was purchased in the reporting period, also hurt the Fund's performance compared to its benchmark.
   While the Fund's disciplined investment approach remained essentially unchanged, we continued to refine our library of stock ranking models with the intent of enhancing the effectiveness of our approach during the period. The Fund's portfolio holdings, allocations and strategies are subject to change. Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2003. In the case of Class A and Y shares, performance is measured from inception of the Class on December 17, 1998. In the case of Class B and C shares, performance is measured from inception of the Class on March 1, 1999. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B, Class C and Class N shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the S&P 500 BARRA/Growth Index, a capitalization-weighted index comprised of stocks of the S&P 500 Index with higher book-to-price ratios relative to the S&P 500 Index as a whole. Each company of the S&P 500 Index is assigned to either the Barra/Value or Barra/Growth index so that the sum of the two indices reflects the total S&P 500 Index. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments may not be limited to those investments found in an index.


6  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Large Cap Growth Fund (Class A)
     S&P 500 BARRA/Growth Index

[LINE CHART]
             Value of Investment       S & P 500
Date               In Fund         Barra Growth Index
12/17/1998          9,425               10,000
01/31/1999         10,650               10,611
04/30/1999         10,405               10,667
07/31/1999         11,244               10,747
10/31/1999         11,564               11,451
01/31/2000         12,640               11,970
04/30/2000         14,054               12,691
07/31/2000         13,901               12,570
10/31/2000         12,612               11,688
01/31/2001         10,801               10,278
04/30/2001          9,300                8,991
07/31/2001          8,814                8,866
10/31/2001          7,573                7,999
01/31/2002          8,245                8,707
04/30/2002          7,707                8,032
07/31/2002          6,662                6,897
10/31/2002          6,642                6,797
01/31/2003          6,342                6,497
04/30/2003          6,807                7,051
07/31/2003          7,180                7,510

Average Annual Total Returns of Class A Shares of the Fund at 7/31/03*
1-Year 1.57%    Since Inception -6.92%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Large Cap Growth Fund (Class B)
     S&P 500 BARRA/Growth Index

[LINE CHART]
             Value of Investment       S & P 500
Date               In Fund         Barra Growth Index
03/01/1999         10,000               10,000
04/30/1999         10,525               10,464
07/31/1999         11,345               10,542
10/31/1999         11,641               11,233
01/31/2000         12,702               11,742
04/30/2000         14,095               12,449
07/31/2000         13,920               12,330
10/31/2000         12,595               11,465
01/31/2001         10,771               10,082
04/30/2001          9,250                8,819
07/31/2001          8,747                8,697
10/31/2001          7,499                7,847
01/31/2002          8,159                8,541
04/30/2002          7,614                7,879
07/31/2002          6,565                6,766
10/31/2002          6,534                6,667
01/31/2003          6,219                6,373
04/30/2003          6,670                6,917
07/31/2003          6,889                7,367

Average Annual Total Returns of Class B Shares of the Fund at 7/31/03*
1-Year 1.87%    Since Inception -8.09%

*See Notes on page 10 for further details.
The performance information for the S&P 500 BARRA/Growth Index in the graphs begins on 12/31/98 for Class A and Class Y, on 2/28/99 for Class B and Class C and 2/28/01 for Class N shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Large Cap Growth Fund (Class C)
     S&P 500 BARRA/Growth Index

[LINE CHART]
             Value of Investment       S & P 500
Date               In Fund         Barra Growth Index
03/01/1999         10,000               10,000
04/30/1999         10,525               10,464
07/31/1999         11,345               10,542
10/31/1999         11,651               11,233
01/31/2000         12,711               11,742
04/30/2000         14,094               12,449
07/31/2000         13,920               12,330
10/31/2000         12,605               11,465
01/31/2001         10,770               10,082
04/30/2001          9,260                8,819
07/31/2001          8,756                8,697
10/31/2001          7,498                7,847
01/31/2002          8,159                8,541
04/30/2002          7,613                7,879
07/31/2002          6,565                6,766
10/31/2002          6,544                6,667
01/31/2003          6,219                6,373
04/30/2003          6,670                6,917
07/31/2003          7,016                7,367

Average Annual Total Returns of Class C Shares of the Fund at 7/31/03*
1-Year 5.87%    Since Inception -7.71%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Large Cap Growth Fund (Class N)
     S&P 500 BARRA/Growth Index

[LINE CHART]
             Value of Investment       S & P 500
Date               In Fund         Barra Growth Index
03/01/2001         10,000               10,000
04/30/2001          9,945                9,912
07/31/2001          9,413                9,775
10/31/2001          8,084                8,820
01/31/2002          8,793                9,600
04/30/2002          8,217                8,856
07/31/2002          7,099                7,604
10/31/2002          7,076                7,494
01/31/2003          6,744                7,163
04/30/2003          7,243                7,774
07/31/2003          7,619                8,280

Average Annual Total Returns of Class N Shares of the Fund at 7/31/03*
1-Year 6.33%    Since Inception -10.64%

*See Notes on page 10 for further details.

8  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Large Cap Growth Fund (Class Y)
     S&P 500 BARRA/Growth Index

[LINE CHART]
             Value of Investment       S & P 500
Date               In Fund         Barra Growth Index
12/17/1998         10,000               10,000
01/31/1999         11,300               10,611
04/30/1999         11,050               10,667
07/31/1999         11,950               10,747
10/31/1999         12,310               11,451
01/31/2000         13,472               11,970
04/30/2000         14,992               12,691
07/31/2000         14,850               12,570
10/31/2000         13,492               11,688
01/31/2001         11,571               10,278
04/30/2001          9,959                8,991
07/31/2001          9,465                8,866
10/31/2001          8,149                7,999
01/31/2002          8,884                8,707
04/30/2002          8,314                8,032
07/31/2002          7,195                6,897
10/31/2002          7,195                6,797
01/31/2003          6,866                6,497
04/30/2003          7,392                7,051
07/31/2003          7,798                7,510

Average Annual Total Returns of Class Y Shares of the Fund at 7/31/03*
1-Year 8.38%    Since Inception -5.24%

The performance information for the S&P 500 BARRA/Growth Index in the graphs begins on 12/31/98 for Class A and Class Y, on 2/28/99 for Class B and Class C and 2/28/01 for Class N shares. Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor, Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 12/17/98. Unless otherwise noted, Class A total returns are shown net of the applicable 5.75% maximum initial sales charge.

Class B shares of the Fund were first publicly offered on 3/1/99. Unless otherwise noted, Class B total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/1/99. Unless otherwise noted Class C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/17/98. Class Y shares are only offered to certain institutional investors under special agreement with the distributor.
An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

10  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  July 31, 2003

                                                 Market Value
                                    Shares         See Note 1
-----------------------------------------------------------------
 Common Stocks--98.5%

-----------------------------------------------------------------
 Consumer Discretionary--12.4%
-----------------------------------------------------------------
 Automobiles--1.5%
 Harley-Davidson, Inc.              12,600        $   590,688
-----------------------------------------------------------------
 Internet & Catalog Retail--1.7%
 eBay, Inc. 1                        6,300            675,360
-----------------------------------------------------------------
 Media--1.1%
 McGraw-Hill Cos.,
 Inc. (The)                          3,900            237,042
-----------------------------------------------------------------
 Omnicom Group, Inc.                 2,300            169,924
                                                  ---------------
                                                      406,966

-----------------------------------------------------------------
 Specialty Retail--8.1%
 AutoZone, Inc. 1                   16,300          1,357,138
-----------------------------------------------------------------
 Gap, Inc. (The)                    58,500          1,052,415
-----------------------------------------------------------------
 TJX Cos., Inc. (The)               38,400            746,880
                                                  ---------------
                                                    3,156,433

-----------------------------------------------------------------
 Consumer Staples--14.1%
-----------------------------------------------------------------
 Beverages--4.1%
 Anheuser-Busch Cos.,
 Inc.                               30,500          1,580,510
-----------------------------------------------------------------
 Food & Staples Retailing--3.3%
 Wal-Mart Stores, Inc.              23,200          1,297,112
-----------------------------------------------------------------
 Food Products--0.4%
 General Mills, Inc.                 3,800            174,306
-----------------------------------------------------------------
 Household Products--6.3%
 Clorox Co. (The)                   29,000          1,258,310
-----------------------------------------------------------------
 Colgate-Palmolive Co.               2,000            109,200
-----------------------------------------------------------------
 Procter & Gamble
 Corp. (The)                        12,200          1,072,014
                                                  ---------------
                                                    2,439,524

-----------------------------------------------------------------
 Energy--0.3%
-----------------------------------------------------------------
 Oil & Gas--0.3%
 Anadarko Petroleum
 Corp.                               3,000            131,400
-----------------------------------------------------------------
 Financials--4.2%
-----------------------------------------------------------------
 Thrifts & Mortgage Finance--4.2%
 Fannie Mae                         25,800          1,652,232
-----------------------------------------------------------------
 Health Care--29.5%
-----------------------------------------------------------------
 Biotechnology--1.6%
 Amgen, Inc. 1                       9,100            633,178

                                                 Market Value
                                    Shares         See Note 1
-----------------------------------------------------------------
 Health Care Equipment & Supplies--5.5%
 Medtronic, Inc.                    34,900         $1,797,350
-----------------------------------------------------------------
 Zimmer Holdings, Inc. 1             7,000            334,670
                                                  ---------------
                                                    2,132,020

-----------------------------------------------------------------
 Health Care Providers & Services--3.1%
 UnitedHealth Group, Inc.           23,400          1,218,906
-----------------------------------------------------------------
 Pharmaceuticals--19.3%
 Abbott Laboratories                35,600          1,397,300
-----------------------------------------------------------------
 Forest
 Laboratories, Inc. 1               18,100            866,628
-----------------------------------------------------------------
 Johnson & Johnson                  46,500          2,408,235
-----------------------------------------------------------------
 Merck & Co., Inc.                  30,600          1,691,568
-----------------------------------------------------------------
 Pfizer, Inc.                       33,900          1,130,904
                                                  ---------------
                                                    7,494,635

-----------------------------------------------------------------
 Industrials--6.3%
-----------------------------------------------------------------
 Industrial Conglomerates--6.3%
 3M Co.                              5,500            771,100
-----------------------------------------------------------------
 General Electric Co.               58,800          1,672,272
                                                  ---------------
                                                    2,443,372

-----------------------------------------------------------------
 Information Technology--29.3%
-----------------------------------------------------------------
 Communications Equipment--2.0%
 Cisco Systems, Inc. 1              39,200            765,184
-----------------------------------------------------------------
 Computers & Peripherals--10.4%
 Dell, Inc. 1                       54,700          1,842,296
-----------------------------------------------------------------
 International Business
 Machines Corp.                     14,200          1,153,750
-----------------------------------------------------------------
 Lexmark International,
 Inc., Cl. A 1                      16,500          1,058,805
                                                  ---------------
                                                    4,054,851

-----------------------------------------------------------------
 IT Services--4.1%
 Automatic Data
 Processing, Inc.                    9,600            355,968
-----------------------------------------------------------------
 DST Systems, Inc. 1                 3,800            139,688
-----------------------------------------------------------------
 Electronic Data
 Systems Corp.                       9,300            207,111
-----------------------------------------------------------------
 Unisys Corp. 1                     74,100            908,466
                                                  ---------------
                                                    1,611,233

-----------------------------------------------------------------
 Semiconductor & Semiconductor Equipment--4.3%
 Intel Corp.                        67,200          1,676,640




11  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  Continued

                                                 Market Value
                                    Shares         See Note 1
-----------------------------------------------------------------
 Software--8.5%
 Intuit, Inc. 1                      2,300        $    98,946
-----------------------------------------------------------------
 Microsoft Corp.                   106,900          2,822,160
-----------------------------------------------------------------
 Oracle Corp. 1                     33,900            406,800
                                                  ---------------
                                                    3,327,906

-----------------------------------------------------------------
 Materials--0.4%
-----------------------------------------------------------------
 Containers & Packaging--0.4%
 Ball Corp.                          2,900            144,130
-----------------------------------------------------------------
 Telecommunication Services--2.0%
-----------------------------------------------------------------
 Diversified Telecommunication Services--2.0%
 Verizon
 Communications, Inc.               22,300            777,378
                                                  ---------------
 Total Common Stocks
 (Cost $39,406,315)                                38,383,964

                                 Principal       Market Value
                                    Amount         See Note 1
-----------------------------------------------------------------
 Joint Repurchase Agreements--1.5%

 Undivided interest of 14.56% in joint
 repurchase agreement (Principal Amount/
 Market Value $4,093,000, with a maturity
 value of $4,093,117) with Banc One
 Capital Markets, Inc., 1.03%, dated
 7/31/03, to be repurchased at
 $596,017 on 8/1/03, collateralized by
 U.S. Treasury Nts., 3%, 2/29/04, with
 a value of $4,178,213
 (Cost $596,000)                  $596,000        $   596,000

-----------------------------------------------------------------
 Total Investments, at Value
 (Cost $40,002,315)                 100.0%         38,979,964
-----------------------------------------------------------------
 Liabilities in Excess of
 Other Assets                        (0.0)             (4,541)
                                  -------------------------------
 Net Assets                         100.0%        $38,975,423
                                  ===============================


 Footnotes to Statement of Investments

 1. Non-income producing security.

 See accompanying Notes to Financial Statements.




12  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003


--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $40,002,315)--see
 accompanying statement                                           $ 38,979,964
--------------------------------------------------------------------------------
 Cash                                                                   16,022
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                     61,414
 Interest and dividends                                                 34,360
 Other                                                                   2,772
                                                                  --------------
 Total assets                                                       39,094,532

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shareholder reports                                                    40,721
 Shares of beneficial interest redeemed                                 34,053
 Legal, auditing and other professional fees                            21,897
 Transfer and shareholder servicing agent fees                           8,480
 Distribution and service plan fees                                      7,999
 Trustees' compensation                                                  4,763
 Other                                                                   1,196
                                                                  --------------
 Total liabilities                                                     119,109


--------------------------------------------------------------------------------
 Net Assets                                                       $ 38,975,423
                                                                  ==============


--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                       $      5,722
--------------------------------------------------------------------------------
 Additional paid-in capital                                         55,685,520
--------------------------------------------------------------------------------
 Accumulated net investment loss                                        (4,681)
--------------------------------------------------------------------------------
 Accumulated net realized loss on
 investment transactions                                           (15,688,787)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments                         (1,022,351)
                                                                  --------------
 Net Assets                                                       $ 38,975,423
                                                                  ==============





13  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price
 per share (based on net assets of
 $18,871,404 and 2,720,815 shares of
 beneficial interest outstanding)                                        $6.94
 Maximum offering price per share (net
 asset value plus sales charge
 of 5.75% of offering price)                                             $7.36
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price
 (excludes applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of
 $13,836,497 and 2,067,732 shares of
 beneficial interest outstanding)                                        $6.69
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price
 (excludes applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of $5,581,423
 and 834,118 shares of beneficial interest outstanding)                  $6.69
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price
 (excludes applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of $553,887
 and 80,489 shares of beneficial interest outstanding)                   $6.88
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and
 offering price per share (based on
 net assets of $132,212 and 18,601
 shares of beneficial interest outstanding)                              $7.11



 See accompanying Notes to Financial Statements.


                 14 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003


--------------------------------------------------------------------------------
 Investment Income

 Dividends                                                         $  435,820
--------------------------------------------------------------------------------
 Interest                                                              11,543
                                                                   -------------
 Total investment income                                              447,363

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                      254,235
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               38,938
 Class B                                                              119,602
 Class C                                                               47,497
 Class N                                                                1,941
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              107,011
 Class B                                                               90,452
 Class C                                                               31,562
 Class N                                                                2,771
 Class Y                                                                    8
--------------------------------------------------------------------------------
 Shareholder reports                                                   85,190
--------------------------------------------------------------------------------
 Trustees' compensation                                                 2,018
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            1,474
--------------------------------------------------------------------------------
 Other                                                                 39,963
                                                                   -------------
 Total expenses                                                       822,662
 Less reduction to custodian expenses                                     (25)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                        (53,899)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                        (52,847)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                        (16,397)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                         (1,502)
                                                                   -------------
 Net expenses                                                         697,992

--------------------------------------------------------------------------------
 Net Investment Loss                                                 (250,629)

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                  (4,222,969)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments               6,652,439

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $2,178,841
                                                                   =============




 See accompanying Notes to Financial Statements.


                 15 | OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended July 31,                                                    2003                2002
----------------------------------------------------------------------------------------------------
 Operations

 Net investment loss                                              $  (250,629)        $  (347,681)
----------------------------------------------------------------------------------------------------
 Net realized loss                                                 (4,222,969)         (4,180,725)
----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)               6,652,439          (4,530,887)
                                                                  ----------------------------------
 Net increase (decrease) in net assets
 resulting from operations                                          2,178,841          (9,059,293)

----------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                            3,426,009           6,840,815
 Class B                                                            2,996,444           4,657,802
 Class C                                                            1,254,799           3,184,637
 Class N                                                              309,222             234,202
 Class Y                                                               24,877             113,887

----------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                    10,190,192           5,972,050
----------------------------------------------------------------------------------------------------
 Beginning of period                                               28,785,231          22,813,181
                                                                  ----------------------------------
 End of period [including accumulated net investment
 loss of $4,681 and $4,090, respectively]                         $38,975,423         $28,785,231
                                                                  ==================================


 See accompanying Notes to Financial Statements.




16  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS


 Class A       Year Ended July 31,                             2003        2002        2001        2000    1999 1
----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $6.44       $8.52      $14.55      $11.93    $10.00
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.03)       (.07)       (.10)       (.11)    (1.05)
 Net realized and unrealized gain (loss)                        .53       (2.01)      (5.06)       2.91      2.98
                                                            ----------------------------------------------------------
 Total from investment operations                               .50       (2.08)      (5.16)       2.80      1.93
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --          --        (.87)       (.18)       --
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $6.94       $6.44      $ 8.52      $14.55    $11.93
                                                            ==========================================================
                                                               7.76%     (24.41)%    (36.60)%     23.63%    19.30%
----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $18,871     $14,356     $12,029     $16,470    $6,059
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $16,712     $15,495     $14,063     $11,973    $4,028
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (0.36)%     (0.75)%     (1.01)%     (1.03)%   (1.05)%
 Expenses, gross                                               2.00%       2.03%       1.54%       1.91%     1.81%
 Expenses, net                                                 1.68% 4,5   1.75% 4,5   1.54% 4     1.89% 6   1.65% 4,7
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        140%         96%        160%        258%      157%



1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Net of reduction to custodian expenses.
7. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued


 Class B           Year Ended July 31,                         2003        2002        2001        2000    1999 1
----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $6.26       $8.34      $14.39      $11.89    $10.48
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.05)       (.09)       (.16)       (.17)    (1.04)
 Net realized and unrealized gain (loss)                        .48       (1.99)      (5.02)       2.85      2.45
                                                            ----------------------------------------------------------
 Total from investment operations                               .43       (2.08)      (5.18)       2.68      1.41
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --          --        (.87)       (.18)       --
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $6.69       $6.26      $ 8.34      $14.39    $11.89
                                                            ==========================================================

----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            6.87%     (24.94)%    (37.17)%     22.70%    13.45%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $13,836     $10,101      $8,800     $11,499    $1,764
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $11,970     $11,463      $9,945     $ 7,257     $ 722
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (1.12)%     (1.52)%     (1.81)%     (1.81)%   (1.93)%
 Expenses, gross                                               2.89%       2.80%       2.34%       2.69%     2.92%
 Expenses, net                                                 2.45% 4,5   2.52% 4,5   2.34% 4     2.67% 6   2.75% 4,7
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        140%         96%        160%        258%      157%



1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Net of reduction to custodian expenses.
7. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND


 Class C          Year Ended July 31,                          2003        2002        2001        2000      1999 1
----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $6.26       $8.35      $14.39      $11.89    $10.48
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.06)       (.05)       (.14)       (.19)    (1.04)
 Net realized and unrealized gain (loss)                        .49       (2.04)      (5.03)       2.87      2.45
                                                            ----------------------------------------------------------
 Total from investment operations                               .43       (2.09)      (5.17)       2.68      1.41
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --          --        (.87)       (.18)       --
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $6.69       $6.26      $ 8.35      $14.39    $11.89
                                                            ==========================================================

----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            6.87%     (25.03)%    (37.10)%     22.70%    13.45%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $5,581      $4,032      $1,983      $2,241      $438
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $4,754      $3,814      $2,109      $1,566      $192
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (1.13)%     (1.47)%     (1.82)%     (1.82)%   (1.95)%
 Expenses, gross                                               2.79%       2.79%       2.35%       2.72%     2.90%
 Expenses, net                                                 2.45% 4,5   2.51% 4,5   2.35% 4     2.70% 6   2.73% 4,7
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        140%         96%        160%        258%      157%



1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Net of reduction to custodian expenses.
7. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


19  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued


 Class N          Year Ended July 31,                          2003        2002        2001 1
------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $6.41       $8.50       $9.03
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.06)       (.10)       (.06)
 Net realized and unrealized gain (loss)                        .53       (1.99)       (.47)
                                                             -----------------------------------
 Total from investment operations                               .47       (2.09)       (.53)
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --          --          --
------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $6.88       $6.41       $8.50
                                                             ===================================

------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            7.33%     (24.59)%     (5.87)%
------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $554        $201          $1
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $389        $ 87          $1
------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (0.67)%     (0.87)%     (1.67)%
 Expenses, gross                                               2.34%       2.29%       1.48%
 Expenses, net                                                 1.95% 4,5   2.01% 4,5   1.48% 4
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        140%         96%        160%



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

 Class Y           Year Ended July 31,                         2003        2002        2001        2000      1999 1
----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $6.56       $8.63      $14.65      $11.95    $10.00
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.01)       (.15)       (.05)       (.07)    (1.03)
 Net realized and unrealized gain (loss)                        .56       (1.92)      (5.10)       2.95      2.98
                                                            ----------------------------------------------------------
 Total from investment operations                               .55       (2.07)      (5.15)       2.88      1.95
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                            --          --        (.87)       (.18)       --
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $7.11       $6.56      $ 8.63      $14.65    $11.95
                                                            ==========================================================

----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            8.38%     (23.99)%    (36.26)%     24.27%    19.50%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $132          $95          $1          $1        $1
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $101          $68          $1          $1        $1
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment gain (loss)                                    0.15%      (0.10)%     (0.48)%     (0.54)%   (0.72)%
 Expenses, gross                                               1.14%       4.83%     168.30% 4     1.45%     1.65%
 Expenses, net                                                 1.14% 5     1.20% 5,6   1.10% 5     1.43% 7   1.50% 5,8
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        140%         96%        160%        258%      157%



1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Net of reduction to custodian expenses.
8. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Trinity Large Cap Growth Fund (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Trinity Investment Management Corporation, a related party to theManager.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal.


22  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

 In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                        Net Unrealized
          Undistributed                                             Depreciation Based
          Net            Undistributed             Accumulated   on Cost of Securities
          Investment         Long-Term                    Loss      for Federal Income
          Income                  Gain      Carryforward 1,2,3            Tax Purposes
          ----------------------------------------------------------------------------
          $--                      $--             $16,007,591              $1,315,914

 1. As of July 31, 2003, the Fund had $13,336,905 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details of the capital loss carryforwards were as follows:
                              Expiring
                              -----------------------
                              2009       $ 2,814,048*
                              2010         7,389,585
                              2011         3,133,272
                                         -----------
                              Total      $13,336,905
                                         ===========

   *$612,369 of the capital loss carryforward was acquired in connection with the Oppenheimer Trinity Growth Fund merger.

 2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of July 31, 2003, the Fund had $2,670,685 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.



23  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.
     From                 To (From)                                      Net
     Ordinary          Capital Gain               Tax Return      Investment
     Loss                    (Loss)               of Capital            Loss
     -----------------------------------------------------------------------
     $250,038                  $--                       $--        $198,805

 No distributions were paid during the years ended July 31, 2003 and July 31, 2002.

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
                     Federal Tax Cost                         $40,295,878
                                                              ===========

                     Gross unrealized appreciation            $ 1,808,685
                     Gross unrealized depreciation             (3,124,599)
                                                              -----------
                     Net unrealized depreciation              $(1,315,914)
                                                              ===========

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2003, the Fund's projected benefit obligations were increased by $738 and payments of $147 were made to retired trustees, resulting in an accumulated liability of $4,684 as of July 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


24  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         Year Ended July 31, 2003      Year Ended July 31, 2002
                            Shares         Amount        Shares          Amount
--------------------------------------------------------------------------------
 Class A
 Sold                    1,920,993    $12,512,024     1,220,919     $ 9,861,258
 Acquisition--Note 5            --             --       488,341       3,716,273
 Redeemed               (1,429,508)    (9,086,015)     (892,005)     (6,736,716)
                       ---------------------------------------------------------
 Net increase              491,485    $ 3,426,009       817,255     $ 6,840,815
                       =========================================================


--------------------------------------------------------------------------------
 Class B
 Sold                    1,319,060    $ 8,295,051       949,955     $ 7,487,395
 Acquisition--Note 5            --             --       327,908       2,439,639
 Redeemed                 (864,979)    (5,298,607)     (718,719)     (5,269,232)
                       ---------------------------------------------------------
 Net increase              454,081    $ 2,996,444       559,144     $ 4,657,802
                       =========================================================


--------------------------------------------------------------------------------
 Class C
 Sold                      686,591    $ 4,294,225       557,904     $ 4,306,057
 Acquisition--Note 5            --             --       129,384         962,619
 Redeemed                 (496,405)    (3,039,426)     (280,869)     (2,084,039)
                       ---------------------------------------------------------
 Net increase              190,186    $ 1,254,799       406,419     $ 3,184,637
                       =========================================================


--------------------------------------------------------------------------------
 Class N
 Sold                       58,283    $   370,273        34,570     $   256,789
 Acquisition--Note 5            --             --           115             875
 Redeemed                   (9,246)       (61,051)       (3,344)        (23,462)
                       ---------------------------------------------------------
 Net increase               49,037    $   309,222        31,341     $   234,202
                       =========================================================


--------------------------------------------------------------------------------
 Class Y
 Sold                       17,368    $   113,161         9,810     $    77,807
 Acquisition--Note 5            --             --         7,350          56,743
 Redeemed                  (13,243)       (88,284)       (2,784)        (20,663)
                       ---------------------------------------------------------
 Net increase                4,125    $    24,877        14,376     $   113,887
                       =========================================================


25  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were $54,014,435 and $46,314,970, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended July 31, 2003, the Manager paid $85,313 to the Sub-Advisor for services to the Fund.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $115,648 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate            Class A        Concessions       Concessions       Concessions     Concessions
                      Front-End          Front-End         on Class A        on Class B        on Class C      on Class N
                  Sales Charges      Sales Charges             Shares            Shares            Shares          Shares
                     on Class A        Retained by        Advanced by       Advanced by       Advanced by     Advanced by
 Year Ended              Shares        Distributor      Distributor 1     Distributor 1     Distributor 1   Distributor 1
--------------------------------------------------------------------------------------------------------------------------
 July 31, 2003         $116,220            $41,939             $4,337          $115,008           $18,691          $3,095

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.



26  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

                        Class A               Class B               Class C             Class N
                     Contingent            Contingent            Contingent          Contingent
                       Deferred              Deferred              Deferred            Deferred
                  Sales Charges         Sales Charges         Sales Charges       Sales Charges
                    Retained by           Retained by           Retained by         Retained by
 Year Ended         Distributor           Distributor           Distributor         Distributor
-----------------------------------------------------------------------------------------------
 July 31, 2003             $582               $33,397                $1,049                $312


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2003, expense under the Class A Plan totaled $38,938, all of which were paid by the Distributor to recipients, which included $575 retained by the Distributor and $4,410 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                                 Distributor's
                                                             Distributor's           Aggregate
                                                                 Aggregate        Unreimbursed
                                                              Unreimbursed       Expenses as %
                 Total Payments       Amount Retained             Expenses       of Net Assets
                     Under Plan        by Distributor           Under Plan            of Class
----------------------------------------------------------------------------------------------
 Class B Plan          $119,602               $97,050             $246,318               1.78%
 Class C Plan            47,497                20,001               75,165                1.35
 Class N Plan             1,941                 1,752                8,737                1.58


--------------------------------------------------------------------------------
 5. Acquisition of Oppenheimer Trinity Growth Fund
 On October 12, 2001, the Fund acquired all of the net assets of Oppenheimer Trinity Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Growth Fund shareholders on April 12, 2001. The Fund issued (at an exchange ratio of 0.929111 for Class A, 0.934499 for Class B, 0.933942 for Class C, 0.927699 for Class N and 0.922201 for Class Y of the Fund, to one share of Oppenheimer Trinity Large Cap Growth Fund) 488,341; 327,908; 129,384; 115 and 7,350 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $3,716,273; $2,439,639; $962,619; $875 and $56,743 in exchange for the net assets, resulting in combined Class A net assets of $14,652,007, Class B net assets of $10,711,439, Class C net assets of $2,969,374, Class N net assets of $22,045 and Class Y net assets of $61,005 on October 12, 2001. The net assets acquired included net unrealized depreciation of


27  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 5. Acquisition of Oppenheimer Trinity Growth Fund Continued
 $1,140,630, undistributed realized losses of $2,775,589 and unused capital loss carryforward of $2,775,589. The exchange qualified as a tax-free reorganization for federal income tax purposes.



--------------------------------------------------------------------------------
6. Fund Reorganization
On September 12, 2003, Shareholders of Oppenheimer Trinity Large Cap Growth Fund approved a fund reorganization, whereby Shareholders received shares of Oppenheimer Growth Fund. The reorganization occurred on September 18, 2003.


28  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Trinity Large Cap Growth Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Trinity Large Cap Growth Fund, including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the period from December 17, 1998 (commencement of operations) to July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Trinity Large Cap Growth Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the period from December 17, 1998 (commencement of operations) to July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 August 21, 2003


29  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


30  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited


--------------------------------------------------------------------------------
Name, Position(s) Held     Principal Occupation(s) During Past 5 Years; Other
with Fund, Length of       Trusteeships/Directorships Held by Trustee; Number of
Service, Age               Portfolios in Fund Complex Currently Overseen by
                           Trustee

INDEPENDENT TRUSTEES       The address of each Trustee in the chart below is
                           6803 S. Tucson Way, Centennial, CO 80112-3924. Each
                           Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,        Of Counsel (since 1993), Hogan & Hartson (a law
Chairman of the Board of   firm). Other directorships: Weyerhaeuser Corp. (since
Trustees (since 2003),     1999) and Danielson Holding Corp. (since 2002);
Trustee (since 1998)       formerly a director of Caterpillar, Inc.
Age: 72                    (1993-December 2002). Oversees 29 portfolios in the
                           OppenheimerFunds complex.

Robert G. Galli,           A trustee or director of other Oppenheimer funds.
Trustee (since 1998)       Formerly Trustee (May 2000-2002) of Research
Age: 69                    Foundation of AIMR (investment research, non-profit)
                           and Vice Chairman (October 1995-December 1997) of
                           OppenheimerFunds, Inc. (the Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,      A director (since 1991) of the Institute for Advanced
Trustee (since 1998)       Study, Princeton, N.J., a director (since 2001) of
Age: 64                    GSI Lumonics, a trustee (since 1983) of Woodward
                           Academy, a Senior Advisor (since 2001) of The Andrew
                           W. Mellon Foundation. A member of: the National
                           Academy of Sciences (since 1979), American Academy of
                           Arts and Sciences (since 1995), American
                           Philosophical Society (since 1996) and Council on
                           Foreign Relations (since 2002). Formerly a director of Bankers Trust New York Corporation (1994-1999).
                           Oversees 29 portfolios in the OppenheimerFunds complex.

Joel W. Motley,            Director (since 2002) Columbia Equity Financial Corp.
Trustee (since 2002)       (privately-held financial adviser); Managing Director
Age: 53                    (since 2002) Carmona Motley, Inc. (privately-held
                           financial adviser); Formerly he held the following positions: Managing Director (January 1998-December
                           2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January
                           1992-December 1997), Carmona Motley & Co.
                           (privately-held financial adviser). Oversees 29 portfolios in the OppenheimerFunds complex.

Kenneth A. Randall,        A director of Dominion Resources, Inc. (electric
Trustee (since 1998)       utility holding company) and Prime Retail, Inc. (real
Age: 76                    estate investment trust); formerly a director of
                           Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of
                           The Conference Board, Inc. (international economic and business research) and a director of Lumbermens
                           Mutual Casualty Company, American Motorists Insurance
                           Company and American Manufacturers Mutual Insurance
                           Company. Oversees 29 portfolios in the
                           OppenheimerFunds complex.

Edward V. Regan,           President, Baruch College, CUNY; a director of
Trustee (since 1998)       RBAsset (real estate manager); a director of
Age: 73                    OffitBank; formerly Trustee, Financial Accounting
                           Foundation (FASB and GASB), Senior Fellow of Jerome
                           Levy Economics Institute, Bard College, Chairman of
                           Municipal Assistance Corporation for the City of New
                           York, New York State Comptroller and Trustee of New
                           York State and Local Retirement Fund. Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,  Chairman (since 1993) of The Directorship Search
Trustee (since 1998)       Group, Inc. (corporate governance consulting and
Age: 71                    executive recruiting); a life trustee of
                           International House (non-profit educational organization), and a trustee (since 1996) of the Greenwich Historical Society. Oversees 31 portfolios in the OppenheimerFunds complex.


31  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

Donald W. Spiro,           Chairman Emeritus (since January 1991) of the
Vice Chairman of the       Manager. Formerly a director (January 1969-August
Board of Trustees,         1999) of the Manager. Oversees 29 portfolios in the
Trustee (since 1998)       OppenheimerFunds complex.
Age: 77


--------------------------------------------------------------------------------
INTERESTED TRUSTEE         The address of Mr. Murphy in the chart below is 498
AND OFFICER                Seventh Avenue, New York, NY 10018. Mr. Murphy serves
                           for an indefinite term, until his resignation, death or removal.

John V. Murphy,            Chairman, Chief Executive Officer and director (since
President and Trustee,     June 2001) and President (since September 2000) of
Trustee (since 2001)       the Manager; President and a director or trustee of
Age: 54                    other Oppenheimer funds; President and a director
                           (since July 2001) of Oppenheimer Acquisition Corp.
                           (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since
                           November 2001) of OppenheimerFunds Distributor, Inc.
                           (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services,
                           Inc. and of Shareholder Financial Services, Inc.
                           (transfer agent subsidiaries of the Manager);
                           President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                           OFI Institutional Asset Management, Inc. and
                           Centennial Asset Management Corporation (since
                           November 2001), HarbourView Asset Management
                           Corporation and OFI Private Investments, Inc. (since
                           July 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset
                           Management, Inc.; a director (since November 2001) of
                           Trinity Investment Management Corp. and Tremont
                           Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February
                           1997) of Massachusetts Mutual Life Insurance Company
                           (the Manager's parent company); a director (since
                           June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson &
                           Company, Inc.); formerly, Chief Operating Officer
                           (September 2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                           Series Investment Fund and MassMutual Institutional
                           Funds (open-end investment companies); a director
                           (September 1999-August 2000) of C.M. Life Insurance
                           Company; President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay
                           State Life Insurance Company; a director (June
                           1989-June 1998) of Emerald Isle Bancorp and Hibernia
                           Savings Bank (a wholly-owned subsidiary of Emerald
                           Isle Bancorp). Oversees 73 portfolios in the
                           OppenheimerFunds complex.


--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Mr. Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Brian W. Wixted,           Senior Vice President and Treasurer (since March
Treasurer (since 1999)     1999) of the Manager; Treasurer (since March 1999) of
Age: 43                    HarbourView Asset Management Corporation, Shareholder
                           Services, Inc., Oppenheimer Real Asset Management
                           Corporation, Shareholder Financial Services, Inc.,
                           Oppenheimer Partnership Holdings, Inc., OFI Private
                           Investments, Inc. (since March 2000),
                           OppenheimerFunds International Ltd. and
                           OppenheimerFunds plc (offshore fund management subsidiary of the Manager) (since May 2000) and OFI
                           Institutional Asset Management, Inc. (since November
                           2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial Officer
                           (since May 2000) of Oppenheimer Trust



32  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

Brian W. Wixted,           Company (a trust company subsidiary of the Manager);
Continued                  Assistant Treasurer (since March 1999) of Oppenheimer
                           Acquisition Corp. and OppenheimerFunds Legacy Program
                           (since April 2000); formerly Principal and Chief
                           Operating Officer (March 1995-March 1999), Bankers
                           Trust Company-Mutual Fund Services Division. An officer of 89 portfolios in the OppenheimerFunds complex.

Robert G. Zack,            Senior Vice President (since May 1985) and General
Secretary (since 2001)     Counsel (since February 2002) of the Manager; General
Age: 54                    Counsel and a director (since November 2001) of
                           OppenheimerFunds Distributor, Inc.; Senior Vice
                           President and General Counsel (since November 2001) of HarbourView Asset Management Corporation; Vice
                           President and a director (since November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice
                           President, General Counsel and a director (since
                           November 2001) of Shareholder Services, Inc.,
                           Shareholder Financial Services, Inc., OFI Private
                           Investments, Inc., Oppenheimer Trust Company and OFI
                           Institutional Asset Management, Inc.; General Counsel
                           (since November 2001) of Centennial Asset Management
                           Corporation; a director (since November 2001) of
                           Oppenheimer Real Asset Management, Inc.; Assistant
                           Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                           (since November 2001) of OppenheimerFunds Legacy
                           Program; Secretary (since November 2001) of
                           Oppenheimer Acquisition Corp.; formerly Acting
                           General Counsel (November 2001-February 2002) and
                           Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder
                           Services, Inc. (May 1985-November 2001), Shareholder
                           Financial Services, Inc. (November 1989-November
                           2001); OppenheimerFunds International Ltd. and
                           OppenheimerFunds plc (October 1997-November 2001). An officer of 89 portfolios in the OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.

33  |  OPPENHEIMER TRINITY LARGE CAP GROWTH FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)